Property, Plant and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses on property, plant and equipment	$ 8,424,000	$ 0	$ 757,000
Impairment of Assets Due to COVID-19
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses on property, plant and equipment		0
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Construction in progress	$ 4,400,000	$ 9,200,000